Net Borrowings - Schedule of Information about Reconciliation of Movement in Net Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Borrowings [abstract]
At beginning of the year	£ 7,892	£ 8,635
Net decrease/(increase) in cash and cash equivalents before exchange	185	(122)	£ (343)
Net increase/(decrease) in bonds and other borrowings	1,015	(820)
Change in net borrowings from cash flows	1,200	(942)
Exchange differences on net borrowings	(80)	205
Other non-cash items	79	(6)
Net borrowings at end of the year	£ 9,091	£ 7,892	£ 8,635